NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details)		1 Months Ended	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 19, 2017 drilling_unit	Jan. 31, 2018 drilling_unit	May 22, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 16, 2017 segment	Dec. 31, 2017 USD ($) drilling_unit segment $ / bbl $ / d	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 15, 2016 USD ($)	May 23, 2016 USD ($)
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of operating segments | segment						2	3
Number of Drillships | drilling_unit							4
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit							21
Deferred revenue							$ 1,600,000	$ 114,400,000
Cost of Services, Oil and Gas							685,000,000	779,700,000	$ 980,200,000
Selling, general and administrative							104,600,000	102,200,000	114,300,000
Other - net							500,000	8,300,000	18,100,000
Costs, Expense and Other Income (Expense)							790,100,000	890,200,000	1,112,600,000
Net cash provided by (used in) operations							299,800,000	929,600,000	999,100,000
Net cash provided by (used in) financing activities							$ (175,700,000)	(46,900,000)	(150,600,000)
Rowan Relentless [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Contingent payments, period of evaluation							12 months
Revenue			$ 30,500,000		$ 173,200,000
Revenue, canceled contract value					130,900,000
Revenue, fair value of derivative associated with early contract termination agreement					6,200,000
Recognition of previously deferred revenue					$ 5,600,000
Outstanding Receivables From Early Contract Termination [Member] | Rowan Relentless [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Outstanding receivables from early termination of contract											$ 215,000,000
Contingent Consideration Threshold 1 [Member] | Rowan Relentless [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Additional contingent payments							$ 10,000,000
Contingent payment, threshold price per barrel (in USD per bbl) | $ / bbl							50
Contingent Consideration Threshold 2 [Member] | Rowan Relentless [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Additional contingent payments							$ 20,000,000
Contingent payment, threshold price per barrel (in USD per bbl) | $ / bbl							65
Subsequent Event [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of fleet of self-elevating mobile offshore jack-up drilling units purchased | drilling_unit		2
Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit	5
Cobalt International [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Exclusive provider contract term (in years)							5 years
Deferred revenue								95,900,000
Cobalt International [Member] | Rowan Reliance [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Outstanding receivables from early termination of contract										$ 95,900,000
Day rate (in USD per day) | $ / d							582,000
Day rate, after March 31, 2017 (in USD per day) | $ / d							262,000
Deferred revenue										$ 95,900,000
Cobalt International [Member] | Outstanding Receivables From Early Contract Termination [Member] | Rowan Reliance [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Outstanding receivables from early termination contract, cash received in period				$ 19,600,000				76,300,000
Scenario, Previously Reported [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Cost of Services, Oil and Gas							$ 684,800,000	778,200,000	993,100,000
Selling, general and administrative							104,900,000	102,100,000	115,800,000
Other - net							400,000	9,900,000	3,700,000
Costs, Expense and Other Income (Expense)							790,100,000	890,200,000	1,112,600,000
Net cash provided by (used in) operations								905,600,000	998,100,000
Net cash provided by (used in) financing activities								(22,900,000)	(149,600,000)
Restatement Adjustment [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Cost of Services, Oil and Gas							200,000	1,500,000	(12,900,000)
Selling, general and administrative							(300,000)	100,000	(1,500,000)
Other - net							100,000	(1,600,000)	14,400,000
Costs, Expense and Other Income (Expense)							$ 0	0	0
Net cash provided by (used in) operations								24,000,000	1,000,000
Net cash provided by (used in) financing activities								$ (24,000,000)	$ (1,000,000)